Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions				12 Months Ended
	Dec. 27, 2017 USD ($)	Sep. 25, 2017 USD ($)	Dec. 22, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Jun. 26, 2015 USD ($)	Dec. 03, 2014 USD ($)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Proceeds from corporate debt				$ 296,398	$ 11,113	$ 459,366
Repayment of debt				613,242	182,636	175,389
Short-term corporate debt				68,907	291,861
Long-term corporate debt				$ 574,176	376,340
Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate									0.50%
LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									1.00%
2019 Notes [Member]
Corporate debt [Abstract]
Principal amount											$ 255,000
Fixed interest rate											7.00%
Maturity date				November 15, 2019
Credit Facility Tranche A [Member]
Corporate debt [Abstract]
Fixed interest rate										4.70%
Maturity date				December 24, 2018
Proceeds from corporate debt			$ 125,000
Repayment of debt	$ 63,000	$ 8,000
Short-term corporate debt				$ 54,000
Long-term corporate debt					54,000
Credit Facility Tranche A [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount										$ 125,000
Tranche A Eurodollar Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate										2.75%
Tranche A Base Rate Loans [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.75%
Tranche A Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate										0.50%
Tranche A Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate										1.00%
Credit Facility Tranche B [Member]
Corporate debt [Abstract]
Principal amount									$ 290,000
Maturity date				December 2017
Short-term corporate debt					$ 288,317
Long-term corporate debt						$ 288,317
Tranche B Eurodollar Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									2.50%
Tranche B Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									1.50%
Credit Facility 2017 [Member]
Corporate debt [Abstract]
Principal amount							$ 11,900
Maturity date				July 20, 2018
Credit Facility 2017 [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount | €								€ 10
Credit Facility 2017 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%
Credit Facility 2017 [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%